Income Taxes (Details) - Schedule of provision for income tax - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 21, 2019
Current:
Federal
State	3	3
Foreign
Total current	3	3
Deferred:
Federal	(11,456)	(19,855)
State
Foreign	(2,044)	(1,418)
Valuation allowance	13,500	21,273
Total deferred
Total provision	$ 3	$ 3